CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses		$ 4,358,000
Loss from operations		(9,789,000)
Other income (expense)
Change in fair value of derivative liabilities		(6,064,000)
Net income (loss)		$ (18,499,000)
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic		17,386,008
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, diluted		17,386,008
Net income (loss) per share attributable to common stockholders, basic		$ (1.06)
Net income (loss) per share attributable to common stockholders, diluted		$ (1.06)
Motive Capital
General and administrative expenses	$ 35,004	$ 6,829,050
Loss from operations	(35,004)	(6,829,050)
Other income (expense)
Change in fair value of derivative liabilities	(10,659,080)	16,101,880
Transaction costs - derivative liabilities	(1,126,070)
Gain on marketable securities, dividends and interest held in Trust Account	20,525	90,914
Net income (loss)	$ (11,799,629)	$ 9,363,744
Class A Ordinary Shares Subject to Redemption | Motive Capital
Other income (expense)
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic	7,650,000	41,400,000
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, diluted	7,650,000	41,400,000
Net income (loss) per share attributable to common stockholders, basic	$ (0.66)	$ 0.18
Net income (loss) per share attributable to common stockholders, diluted	$ (0.66)	$ 0.18
Class B Ordinary Shares Not Subject to Redemption | Motive Capital
Other income (expense)
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, basic	10,350,000	10,350,000
Weighted-average number of shares used to compute net loss per share attributable to common stockholders, diluted	10,350,000	10,350,000
Net income (loss) per share attributable to common stockholders, basic	$ (0.66)	$ 0.18
Net income (loss) per share attributable to common stockholders, diluted	$ (0.66)	$ 0.18